Other investments	12 Months Ended
Mar. 31, 2019
Other investments
Other investments

 13. Other investments

The Group holds a number of other listed and unlisted investments, mainly comprising managed funds, loan notes, deposits and government bonds.

Accounting policies

Other investments comprising debt and equity instruments are recognised and derecognised on a trade date where a purchase or sale of an investment is under a contract whose terms require delivery of the investment within the timeframe established by the market concerned, and are initially measured at fair value, including transaction costs.

Debt securities that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost using the effective interest method, less any impairment. Debt securities that do not meet the criteria for amortised cost are measured at fair value through profit and loss.

Equity securities are classified and measured at fair value through other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss following derecognition of the investment. See note 1 for previous measurement categories applicable to the comparative balances at 31 March 2018.

	2019	2018
	€m	€m
Included within non-current assets:
Equity securities[1]	48	47
Debt securities[2]	822	3,157
	870	3,204

Debt securities include loan notes of US$ nil (2018: US$2.5 billion (€2.0 billion) issued by Verizon Communications Inc. as part of the Group’s disposal of its interest in Verizon Wireless all of which is recorded within non-current assets and €0.8 billion (2018: €0.9 billion) issued by VodafoneZiggo Holding B.V.

Current other investments comprise the following:

	2019	2018
	€m	€m
Included within current assets:
Short term investments:
Bonds and debt securities[3]	4,690	2,979
Managed investment funds[4]	6,405	3,891
	11,095	6,870
Other investments[5]	1,917	1,925
	13,012	8,795

The Group invests surplus cash positions across a portfolio of short-term investments to manage liquidity and credit risk whilst achieving suitable returns. These assets do not meet the definition of cash and cash equivalents, but are included in the Group’s net debt based on their liquidity.

Bonds and debt securities includes €955 million (2018: €862 million) of highly liquid German and €941 million (2018: €nil) Japanese government securities; €1,115 million (2018: €1,112 million) of UK government bonds and €1,184 million (2018: 830 million) of other assets both paid as collateral on derivative financial instruments[6]. Managed investment funds include €5,513 million (2018: €3,087 million) in managed investment funds with liquidity of up to 90 days and €892 million (2018: €804 million) invested in a fund whose underlying securities are supply chain receivables from a diverse range of corporate organisations of which Vodafone is a minority constituent.

Other investments are excluded from net debt based on their liquidity and primarily consist of restricted debt securities including amounts held in qualifying assets by Group insurance companies to meet regulatory requirements.

Notes:

1Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2Items are measured at amortised cost and the carrying amount approximates fair value.

3€1,184 million (2018: €830 million) is measured at amortised cost and remaining items are measured at fair value. For €3,011 million (2018: €1,974 million) the valuation basis is level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets for identical assets or liabilities. The remaining balance is level 2 classification.

4Items measured at fair value and the valuation basis is level 2 classification.

5€1,097 million (2018: €487 million) is measured at fair value and the valuation basis is level 1. The remaining items are measured at amortised cost and the carrying amount approximates fair value.

6Returns earned on pledged collateral are retained by the Group.